NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	€ 0	€ 2,169
Conditional advances	5,281	4,421	€ 1,321
Bank loans	10,077	10,019	62
Other	38	35	38
Total financial liabilities	15,396	16,644	1,421
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes		2,169
Conditional advances		0	0
Bank loans	164	96	62
Other		0	0
Total financial liabilities	164	2,265	62
One to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes		0
Conditional advances		0	0
Bank loans	5,014	3,768	0
Other	38	35	0
Total financial liabilities	5,052	3,803	0
Three to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes		0
Conditional advances		0	0
Bank loans	4,424	4,069	0
Other		0	38
Total financial liabilities	4,424	4,069	38
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes		0
Conditional advances	5,281	4,421	1,321
Bank loans	475	2,086	0
Other		0	0
Total financial liabilities	€ 5,756	€ 6,507	€ 1,321